UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of July 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 78.0%
Common Stocks — 42.5%
	Consumer Discretionary — 8.7%
	Automobiles — 0.3%
6,160	Thor Industries, Inc. (m)	648,956

	Diversified Consumer Services — 0.2%
16,831	Service Corp. International (m)	584,541

	Hotels, Restaurants & Leisure — 0.9%
3,550	Belmond Ltd., (United Kingdom), Class A (a) (m)	46,328
2,848	Buffalo Wild Wings, Inc. (a) (m)	306,160
350	Chipotle Mexican Grill, Inc. (a) (m)	120,320
3,449	Domino’s Pizza, Inc. (m)	643,238
32,536	MGM Resorts International (m)	1,071,410

		2,187,456

	Household Durables — 0.6%
13,091	Sony Corp., (Japan) (m)	537,835
5,066	Whirlpool Corp. (m)	901,140

		1,438,975

	Internet & Direct Marketing Retail — 0.8%
408	Amazon.com, Inc. (a) (m)	403,014
6,206	JD.com, Inc., (China), ADR (a) (m)	280,325
29,961	Liberty Interactive Corp. QVC Group, Class A (a) (m)	717,266
8,688	Wayfair, Inc., Class A (a) (m)	663,329

		2,063,934

	Media — 4.1%
1,536	Cable One, Inc. (m)	1,167,206
1,186	Charter Communications, Inc., Class A (a) (m)	464,805
19,505	Comcast Corp., Class A (m)	788,977
4,196	Grupo Televisa SAB, (Mexico), ADR (m)	111,697
221,136	ITV plc, (United Kingdom) (m)	505,695
16,198	Liberty Global plc LiLAC, (United Kingdom), Class A (a) (m)	416,613
14,829	Liberty Media Corp.-Liberty Braves, Class A (a) (m)	374,284
2,217	Liberty Media Corp.-Liberty Formula One, Class A (a) (m)	74,824
3,585	Liberty Media Corp.-Liberty SiriusXM, Class A (a) (m)	165,376
3,592	Liberty Media Corp.-Liberty SiriusXM, Class C (a) (m)	165,232
7,782	Madison Square Garden Co. (The), Class A (a) (m)	1,709,861
50,605	MSG Networks, Inc., Class A (a) (m)	1,082,947
2,987	Naspers Ltd., (South Africa), Class N, ADR (m)	70,628
17,306	Stroeer SE & Co. KGaA, (Germany) (m)	1,115,726
18,702	Time Warner, Inc. (m)	1,915,459
9,657	Time, Inc. (m)	135,681

SHARES	SECURITY DESCRIPTION	VALUE
	Media — continued
4,465	Walt Disney Co. (The) (m)	490,837

		10,755,848

	Specialty Retail — 1.1%
12,070	Cabela’s, Inc. (a) (m)	687,748
19,629	Hennes & Mauritz AB, (Sweden), Class B (m)	512,124
7,876	Home Depot, Inc. (The) (m)	1,178,250
1,893	O’Reilly Automotive, Inc. (a) (m)	386,740
33,968	Sports Direct International plc, (United Kingdom) (a) (m)	169,948

		2,934,810

	Textiles, Apparel & Luxury Goods — 0.7%
30,235	Burberry Group plc, (United Kingdom) (m)	682,025
5,220	Carter’s, Inc. (m)	452,731
4,979	Hanesbrands, Inc. (m)	114,119
8,945	NIKE, Inc., Class B (m)	528,202
6,374	Under Armour, Inc., Class A (a) (m)	127,607

		1,904,684

	Total Consumer Discretionary	22,519,204

	Consumer Staples — 2.3%
	Beverages — 0.6%
1,175	Brown-Forman Corp., Class B (m)	58,045
149,649	Davide Campari-Milano SpA, (Italy) (m)	1,106,261
7,631	Monster Beverage Corp. (a) (m)	402,535

		1,566,841

	Food & Staples Retailing — 0.9%
11,018	Casey’s General Stores, Inc. (m)	1,176,171
3,607	Costco Wholesale Corp. (m)	571,746
4,809	Kroger Co. (The) (m)	117,917
33,568	Rite Aid Corp. (a) (m)	75,192
7,600	Whole Foods Market, Inc. (m)	317,376

		2,258,402

	Food Products — 0.2%
8	Chocoladefabriken Lindt & Spruengli AG (Registered), (Switzerland) (m)	545,223
8,937	Simply Good Foods Co. (The) (a) (m)	105,903

		651,126

	Household Products — 0.1%
2,576	Spectrum Brands Holdings, Inc. (m)	297,373

	Personal Products — 0.1%
2,742	Unilever plc, (United Kingdom), ADR (m)	156,267

	Tobacco — 0.4%
2,440	British American Tobacco plc, (United Kingdom) (m)	151,782

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Tobacco — continued
13,604	British American Tobacco plc, (United Kingdom), ADR (m)	850,518

		1,002,300

	Total Consumer Staples	5,932,309

	Energy — 0.8%
	Energy Equipment & Services — 0.2%
7,968	Atwood Oceanics, Inc. (a) (m)	62,629
15,275	National Oilwell Varco, Inc. (m)	499,645

		562,274

	Oil, Gas & Consumable Fuels — 0.6%
22,186	Parsley Energy, Inc., Class A (a) (m)	649,606
4,636	Phillips 66 (m)	388,265
2,087	Rice Energy, Inc. (a) (m)	58,373
1,781	Royal Dutch Shell plc, (Netherlands), Class B, ADR (m)	103,049
17,892	Veresen, Inc., (Canada) (m)	261,330

		1,460,623

	Total Energy	2,022,897

	Financials — 2.9%
	Banks — 1.0%
20,645	Bank of Kyoto Ltd. (The), (Japan) (m)	197,885
193,779	Barclays plc, (United Kingdom) (m)	519,570
5,857	Cadence BanCorp (a) (m)	133,774
9,572	Citigroup, Inc. (m)	655,203
15,660	Citizens Financial Group, Inc. (m)	549,353
9,567	First of Long Island Corp. (The) (m)	267,398
3,034	First Republic Bank (m)	304,401
1,994	Webster Financial Corp. (m)	103,548

		2,731,132

	Capital Markets — 0.5%
1,443	Affiliated Managers Group, Inc. (m)	268,153
10,347	Intercontinental Exchange, Inc. (m)	690,248
2,676	Moody’s Corp. (m)	352,242

		1,310,643

	Diversified Financial Services — 0.2%
2,508	Berkshire Hathaway, Inc., Class B (a) (m)	438,825

	Insurance — 1.2%
5,498	Admiral Group plc, (United Kingdom) (m)	149,985
22,870	Crawford & Co., Class A (m)	169,924
14,110	FNF Group (m)	689,415
155	Markel Corp. (a) (m)	166,084
77,828	RSA Insurance Group plc, (United Kingdom) (m)	670,083
12,310	Stewart Information Services Corp. (m)	483,783

SHARES	SECURITY DESCRIPTION	VALUE
	Insurance — continued
11,162	WR Berkley Corp. (m)	769,843

		3,099,117

	Total Financials	7,579,717

	Health Care — 2.1%
	Health Care Equipment & Supplies — 0.5%
5,407	Alere, Inc. (a) (m)	272,459
10,906	DENTSPLY SIRONA, Inc. (m)	676,499
2,244	IDEXX Laboratories, Inc. (a) (m)	373,536
3,561	Smith & Nephew plc, (United Kingdom) (m)	61,961

		1,384,455

	Health Care Providers & Services — 0.3%
6,029	Celesio AG, (Germany) (m)	190,204
2,721	UnitedHealth Group, Inc. (m)	521,915
1,358	VCA, Inc. (a) (m)	125,724

		837,843

	Health Care Technology — 0.1%
3,948	Cotiviti Holdings, Inc. (a) (m)	169,962

	Life Sciences Tools & Services — 0.6%
10,824	Gerresheimer AG, (Germany) (m)	893,285
1,279	Mettler-Toledo International, Inc. (a) (m)	732,969

		1,626,254

	Pharmaceuticals — 0.6%
1,789	Allergan plc (m)	451,418
14,251	STADA Arzneimittel AG, (Germany) (a) (m)	1,105,007

		1,556,425

	Total Health Care	5,574,939

	Industrials — 4.6%
	Aerospace & Defense — 0.3%
3,752	Arconic, Inc. (m)	93,012
5,100	BWX Technologies, Inc. (m)	268,668
610	HEICO Corp. (m)	49,026
1,003	Lockheed Martin Corp. (m)	293,006

		703,712

	Air Freight & Logistics — 0.4%
23,059	Air Transport Services Group, Inc. (a) (m)	561,717
2,339	FedEx Corp. (m)	486,582

		1,048,299

	Building Products — 0.4%
16,942	Fortune Brands Home & Security, Inc. (m)	1,112,581

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Industrial Conglomerates — 0.2%
31,268	Smiths Group plc, (United Kingdom) (m)	633,329

	Machinery — 1.1%
28,027	Mueller Water Products, Inc., Class A (m)	325,113
15,191	Timken Co. (The) (m)	691,190
5,939	Toro Co. (The) (m)	422,204
24,093	Trinity Industries, Inc. (m)	660,389
13,668	Xylem, Inc. (m)	775,386

		2,874,282

	Professional Services — 0.1%
3,253	Robert Half International, Inc. (m)	147,198

	Road & Rail — 0.6%
2,600	Canadian Pacific Railway Ltd., (Canada) (m)	406,562
6,754	Old Dominion Freight Line, Inc. (m)	647,776
4,190	Union Pacific Corp. (m)	431,403

		1,485,741

	Trading Companies & Distributors — 0.7%
25,144	Brenntag AG, (Germany) (m)	1,424,840
4,229	HD Supply Holdings, Inc. (a) (m)	137,400
45,814	Nexeo Solutions, Inc. (a) (m)	381,631

		1,943,871

	Transportation Infrastructure — 0.8%
26,100	BBA Aviation plc, (United Kingdom) (m)	103,224
25,695	Macquarie Infrastructure Corp. (m)	1,947,938

		2,051,162

	Total Industrials	12,000,175

	Information Technology — 14.2%
	Communications Equipment — 0.6%
9,868	Brocade Communications Systems, Inc. (m)	124,633
28,045	Ciena Corp. (a) (m)	722,159
68,815	Infinera Corp. (a) (m)	807,200

		1,653,992

	Electronic Equipment, Instruments & Components — 0.1%
2,621	Badger Meter, Inc. (m)	118,600
4,700	FLIR Systems, Inc. (m)	175,404

		294,004

	Internet Software & Services — 5.5%
3,893	Alibaba Group Holding Ltd., (China), ADR (a) (m)	603,220
435	Alphabet, Inc., Class C (a) (m)	404,768
135,513	Altaba, Inc. (a) (m)	7,913,959
38,011	eBay, Inc. (a) (m)	1,358,133

SHARES	SECURITY DESCRIPTION	VALUE
	Internet Software & Services — continued
17,300	Envestnet, Inc. (a) (m)	675,565
6,095	Facebook, Inc., Class A (a) (m)	1,031,579
8,043	InterActiveCorp (a) (m)	841,539
2,859	LogMeIn, Inc. (m)	332,931
9,088	Match Group, Inc. (a) (m)	165,856
3,723	Sohu.com, Inc., (China) (a) (m)	211,578
4,293	Stamps.com, Inc. (a) (m)	635,793

		14,174,921

	IT Services — 2.5%
22,600	Cognizant Technology Solutions Corp., Class A (m)	1,566,632
95,558	Conduent, Inc. (a) (m)	1,577,663
22,995	CoreLogic, Inc. (a) (m)	1,047,422
4,802	Gartner, Inc. (a) (m)	616,193
9,349	Leidos Holdings, Inc. (m)	499,610
5,776	Mastercard, Inc., Class A (m)	738,173
3,065	Visa, Inc., Class A (m)	305,151

		6,350,844

	Semiconductors & Semiconductor Equipment — 1.6%
26,081	Advanced Micro Devices, Inc. (a) (m)	354,962
1,059	Broadcom Ltd. (m)	261,213
63,502	Marvell Technology Group Ltd., (Bermuda) (m)	988,091
16,638	NXP Semiconductors NV, (Netherlands) (a) (m)	1,835,671
27,358	Xperi Corp. (m)	800,221

		4,240,158

	Software — 3.9%
13,107	8x8, Inc. (a) (m)	166,459
13,674	Activision Blizzard, Inc. (m)	844,780
43,458	Blackline, Inc. (a) (m)	1,684,867
31,266	Bottomline Technologies de, Inc. (a) (m)	890,456
12,900	CommVault Systems, Inc. (a) (m)	768,195
14,156	Dell Technologies, Inc., Class V (a) (m)	909,806
13,191	Microsoft Corp. (m)	958,986
16,394	Mobileye NV (a) (m)	1,037,740
20,692	RealPage, Inc. (a) (m)	801,815
9,000	Red Hat, Inc. (a) (m)	889,830
4,560	salesforce.com, Inc. (a) (m)	414,048
5,070	Take-Two Interactive Software, Inc. (a) (m)	402,963
90,300	Zynga, Inc., Class A (a) (m)	325,983

		10,095,928

	Technology Hardware, Storage & Peripherals — 0.0% (g)
3,577	HP, Inc. (m)	68,321

	Total Information Technology	36,878,168

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Materials — 5.4%
	Chemicals — 2.1%
22,145	Axalta Coating Systems Ltd. (a) (m)	697,568
8,074	Croda International plc, (United Kingdom) (m)	393,978
5,705	Delta Technology Holdings Ltd., (China) (a) (m)	7,017
9,384	Dow Chemical Co. (The) (m)	602,828
8,650	GCP Applied Technologies, Inc. (a) (m)	262,095
17,991	Ingevity Corp. (a) (m)	1,052,474
4,337	Monsanto Co. (m)	506,648
2,820	Praxair, Inc. (m)	367,051
5,284	RPM International, Inc. (m)	274,081
3,949	Sherwin-Williams Co. (The) (m)	1,331,879

		5,495,619

	Construction Materials — 1.7%
14,307	HeidelbergCement AG, (Germany) (m)	1,416,707
5,629	Martin Marietta Materials, Inc. (m)	1,274,575
13,169	Vulcan Materials Co. (m)	1,621,367

		4,312,649

	Containers & Packaging — 1.5%
34,303	Ball Corp. (m)	1,437,296
25,149	Crown Holdings, Inc. (a) (m)	1,495,611
17,700	Sealed Air Corp. (m)	770,127
5,202	Sonoco Products Co. (m)	252,193

		3,955,227

	Metals & Mining — 0.1%
25,081	Vale SA, (Brazil), ADR (a) (m)	251,562

	Total Materials	14,015,057

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
16,300	Forest City Realty Trust, Inc., Class A (m)	397,394
24,490	MGM Growth Properties LLC, Class A (m)	732,986

		1,130,380

	Real Estate Management & Development — 0.1%
48,509	Global Logistic Properties Ltd., (Singapore) (m)	118,392
8,185	Grand City Properties SA, (Germany) (m)	169,705

		288,097

	Total Real Estate	1,418,477

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
560,978	Telecom Italia SpA, (Italy) (m)	459,529
73,802	Telecom Italia SpA, (Italy) (a) (m)	75,928

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services — continued
62,571	Vivendi SA, (France) (m)	1,446,257
8,915	Zayo Group Holdings, Inc. (a) (m)	292,323

	Total Telecommunication Services	2,274,037

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
3,400	FirstEnergy Corp. (m)	108,494

	Total Common Stocks (Cost $96,064,923)	110,323,474

Convertible Preferred Stocks — 2.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
600	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value) (m)	8,298
7,982	WPX Energy, Inc., Series A, 6.250%, 07/31/18 ($50 par value) (m)	400,936

	Total Energy	409,234

	Financials — 0.3%
	Capital Markets — 0.3%
7,452	Virtus Investment Partners, Inc., Series D, 7.250%, 02/01/20 ($100 par value) (m)	778,883

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.1%
7,923	Becton Dickinson and Co., Series A, 6.125%, 05/01/20 ($50 par value) (a) (m)	442,817

	Pharmaceuticals — 0.4%
1,127	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value) (m)	1,007,549

	Total Health Care	1,450,366

	Industrials — 0.4%
	Aerospace & Defense — 0.1%
7,114	Arconic, Inc., 5.375%, 10/01/17 ($50 par value) (m)	279,651

	Machinery — 0.3%
13,524	Rexnord Corp., Series A, 5.750%, 11/15/19 ($50 par value) (m)	722,520

	Total Industrials	1,002,171

	Information Technology — 0.4%
	Electronic Equipment, Instruments & Components — 0.4%
6,522	Belden, Inc., 6.750%, 07/15/19 ($100 par value) (m)	652,070
2,857	MTS Systems Corp., 8.750%, 07/01/19 ($100 par value) (m)	343,554

		995,624

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Preferred Stocks — continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
500	SunEdison, Inc., Series A, 6.750% ($1,000 par value) (a) (m)	6,105

	Total Information Technology	1,001,729

	Materials — 0.2%
	Chemicals — 0.2%
4,169	Rayonier Advanced Materials, Inc., Series A, 8.000%, 08/15/19 ($100 par value) (m)	466,303

	Utilities — 0.2%
	Multi-Utilities — 0.2%
3,187	Black Hills Corp., 7.750%, 11/01/18 ($50 par value) (m)	240,236
3,677	Dominion Energy, Inc., Series A, 6.750%, 08/15/19 ($50 par value) (m)	187,453

	Total Utilities	427,689

	Total Convertible Preferred Stocks (Cost $5,472,594)	5,536,375

Exchange-Traded Funds — 0.7%
	Fixed Income — 0.2%
17,481	PowerShares DB US Dollar Index Bullish Fund (m)	420,768

	International Equity — 0.1%
1,574	iShares MSCI Brazil Capped Fund (m)	59,497
10,404	VanEck Vectors Gold Miners Fund (m)	237,835

	Total International Equity	297,332

	U.S. Equity — 0.4%
4,744	SPDR S&P500 Fund Trust (m)	1,170,677

	Total Exchange-Traded Funds (Cost $1,778,300)	1,888,777

Special Purpose Acquisition Companies — 0.8%
	Diversified Financial Services — 0.8%
26,356	Avista Healthcare Public Acquisition Corp. (a) (m)	272,785
29,746	Boulevard Acquisition Corp. II (a) (m)	298,055
10,878	Boulevard Acquisition Corp. II (a) (m)	113,403
49,600	CF Corp., Class A (a) (m)	536,672
9,418	Double Eagle Acquisition Corp. (a) (m)	98,701
30,600	Electrum Special Acquisition Corp. (a) (m)	309,060
21,417	Hennessy Capital Acquisition Corp. III (a) (m)	218,453
13,731	Kayne Anderson Acquisition Corp. (a) (m)	137,310
14,348	National Energy Services Reunited Corp. (a) (m)	137,454

	(Cost $2,096,803)	2,121,893

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 6.8%
1,082,533	Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2, VAR, 1.512%, 01/25/37 (m)	1,032,451
1,000,000	Cathedral Lake CLO Ltd., (Cayman Islands), Series 2013-1A, Class C, VAR, 4.954%, 01/15/26 (e) (m)	999,925
1,000,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, SUB, 4.530%, 08/15/23 (e) (m)	1,023,688
	DT Auto Owner Trust
1,000,000	Series 2015-3A, Class D, SUB, 4.530%, 10/17/22 (e) (m)	1,019,746
1,000,000	Series 2016-1A, Class D, SUB, 4.660%, 12/15/22 (e) (m)	1,025,848
1,000,000	Exeter Automobile Receivables Trust, Series 2016-3A, Class C, SUB, 4.220%, 06/15/22 (e) (m)	1,020,036
1,000,000	Flatiron CLO Ltd., Series 2007-1A, Class E, VAR, 6.304%, 10/15/21 (e) (m)	1,000,037
1,000,000	Garrison Funding Ltd., (Cayman Islands), Series 2015-1A, Class C, VAR, 5.439%, 05/25/27 (e) (m)	998,358
1,000,000	GoldenTree Loan Opportunities VII Ltd., (Cayman Islands), Series 2013-7A, Class E, VAR, 6.014%, 04/25/25 (e) (m)	1,001,203
1,000,000	KVK CLO Ltd., (Cayman Islands), Series 2013-1A, Class E, VAR, 6.804%, 04/14/25 (e) (m)	1,006,863
1,405,000	Madison Park Funding XI Ltd., Series 2013-11A, Class D, VAR, 4.813%, 10/23/25(Cayman Islands) (e) (m)	1,403,662
1,000,000	Northwoods Capital X Ltd., (Cayman Islands), Series 2013-10A, Class DR, VAR, 4.674%, 11/04/25 (e) (m)	1,006,716
1,000,000	Parallel Ltd., (Cayman Islands), Series 2015-1A, Class D, VAR, 4.957%, 07/20/27 (e) (m)	998,041
1,030,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-2A, Class D, VAR, 5.204%, 07/15/26 (e) (m)	1,027,903
1,013,788	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e) (m)	1,016,752
	WhiteHorse VII Ltd., (Cayman Islands)
1,000,000	Series 2013-1A, Class A3L, VAR, 4.192%, 11/24/25 (e) (m)	1,000,244
1,000,000	Series 2013-1A, Class B1L, VAR, 4.892%, 11/24/25 (e) (m)	1,000,288

	Total Asset-Backed Securities (Cost $17,023,105)	17,581,761

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Closed End Funds — 0.3%
49,564	BlackRock Resources & Commodities Strategy Trust (m)	427,737
14,348	Cushing Energy Income Fund (The) (m)	124,828
18,191	GDL Fund (The) (m)	186,458
12,240	Turkish Investment Fund, Inc. (The) (m)	124,358

	Total Closed End Funds (Cost $836,581)	863,381

PRINCIPAL AMOUNT
Collateralized Mortgage Obligations — 3.5%
878,840	Alternative Loan Trust, Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	867,019
	FHLMC REMIC,
731,545	Series 2411, Class S, IF, IO, 6.724%, 02/15/32 (m)	127,248
492,515	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32 (m)	15,856
285,666	Series 3114, Class GI, IF, IO, 5.374%, 02/15/36 (m)	60,925
403,084	Series 3118, Class SD, IF, IO, 5.474%, 02/15/36 (m)	70,836
3,043,829	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36 (m)	66,435
514,068	Series 3202, Class HI, IF, IO, 5.424%, 08/15/36 (m)	91,656
312,737	Series 3309, Class SG, IF, IO, 4.844%, 04/15/37 (m)	53,038
1,043,940	Series 3349, Class SM, IF, IO, 4.774%, 07/15/37 (m)	136,028
1,209,480	Series 3355, Class KI, IF, IO, 5.904%, 07/15/37 (m)	164,045
703,931	Series 3775, Class UI, IO, 5.000%, 06/15/33 (m)	148,157
202,818	Series 3862, Class DI, IO, 5.000%, 04/15/41 (m)	33,333
41,977	Series 3997, Class ES, IF, 5.214%, 09/15/41 (m)	42,137
365,119	Series 4265, Class ST, IF, IO, 4.774%, 11/15/43 (m)	49,739
702,773	Series 4472, Class IJ, IO, 6.000%, 11/15/43 (m)	148,901
3,508,955	Series 4517, Class KI, IF, IO, 0.634%, 04/15/43 (m)	104,921
	FHLMC STRIPS,
92,519	Series 183, Class IO, IO, 7.000%, 04/01/27 (m)	18,756
184,929	Series 191, Class IO, IO, 8.000%, 01/01/28 (m)	45,405
	FNMA REMIC,
685,248	Series 2002-47, Class SE, IF, IO, 6.868%, 08/25/32 (m)	146,758
149,597	Series 2003-44, Class IU, IO, 7.000%, 06/25/33 (m)	35,530

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
370,282	Series 2003-87, Class SH, IF, IO, 7.018%, 09/25/33 (m)	71,437
1,612,519	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33 (m)	21,935
307,001	Series 2005-69, Class JI, IO, 6.000%, 08/25/35 (m)	70,070
713,821	Series 2006-46, Class ES, IF, IO, 6.018%, 06/25/36 (m)	140,413
454,377	Series 2009-106, Class SA, IF, IO, 5.018%, 01/25/40 (m)	78,103
1,205,570	Series 2010-57, Class HI, IO, 5.500%, 02/25/40 (m)	156,566
830,957	Series 2011-59, Class SW, IF, IO, 5.408%, 07/25/41 (m)	143,867
1,649,758	Series 2011-76, Class PI, IO, 5.500%, 04/25/39 (m)	118,057
1,116,388	Series 2011-129, Class S, IF, IO, 4.268%, 03/25/37 (m)	45,820
1,098,662	Series 2014-38, Class QI, IO, 5.500%, 12/25/43 (m)	285,783
3,137,858	Series 2015-64, Class SK, IO, VAR, 1.764%, 09/25/55 (m)	184,921
1,097,516	Series 2015-66, Class AS, IF, IO, 5.018%, 09/25/45 (m)	182,915
	FNMA STRIPS,
550,453	Series 345, Class 14, IO, 6.000%, 03/25/34 (m)	132,253
556,766	Series 359, Class 18, IO, 6.000%, 07/25/35 (m)	135,896
1,000,000	FNMA, Connecticut Avenue Securities, Series 2016-C05, Class 2M2, VAR, 5.682%, 01/25/29 (m)	1,124,322
	GNMA,
2,748,723	IO, VAR, 3.327%, 09/20/60	152,898
769,761	Series 2003-7, Class SP, IF, IO, 6.424%, 11/16/32 (m)	89,024
738,490	Series 2003-98, Class SC, IF, IO, 5.372%, 11/20/33 (m)	140,685
1,373,088	Series 2004-40, Class SB, IF, IO, 5.324%, 05/16/34 (m)	199,805
994,482	Series 2004-46, Class S, IF, IO, 5.872%, 06/20/34 (m)	209,536
384,137	Series 2004-56, Class S, IF, IO, 6.422%, 06/20/33 (m)	83,998
1,034,750	Series 2004-69, Class CS, IF, IO, 5.322%, 07/20/34 (m)	193,521
2,588,142	Series 2012-106, Class YI, IO, VAR, 1.000%, 09/20/42 (m)	102,486
303,784	Series 2013-86, Class IA, IO, 5.000%, 06/20/43 (m)	68,974
528,324	Series 2014-2, Class TI, IO, 5.500%, 01/20/44 (m)	104,646
246,924	Series 2014-161, Class SL, IF, IO, 5.573%, 11/20/44 (m)	46,169
1,049,986	Series 2014-183, Class IM, IO, 5.000%, 06/20/35 (m)	257,495

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
128,079	Series 2015-13, Class WI, IO, VAR, 6.657%, 07/20/37 (m)	27,020
3,676,745	Series 2015-80, Class IH, IO, VAR, 0.982%, 05/20/44 (m)	126,341
792,127	Series 2016-1, Class IO, IO, 6.000%, 05/20/44 (m)	152,878
587,086	Series 2016-12, Class KI, IO, 5.000%, 09/20/38 (m)	148,132
1,487,195	Series 2016-69, Class WI, IO, 4.500%, 05/20/46 (m)	344,574
1,286,635	Series 2016-75, Class SA, IF, IO, 4.772%, 05/20/40 (m)	195,860
2,169,008	Series 2016-78, Class UI, IO, 4.000%, 06/20/46 (m)	481,721
2,216,718	Series 2016-163, Class MI, IO, 3.500%, 11/20/46 (m)	276,115
1,601,996	Series 2016-H11, Class EI, IO, VAR, 2.346%, 04/20/66 (m)	182,227
2,400,389	Series 2016-H15, Class AI, IO, VAR, 2.533%, 07/20/66 (m)	289,547

	Total Collateralized Mortgage Obligations (Cost $8,725,148)	9,192,733

Commercial Mortgage-Backed Securities — 1.5%
	BAMLL Commercial Mortgage Securities Trust
900,000	Series 2013-DSNY, Class F, VAR, 4.726%, 09/15/26 (e) (m)	898,681
1,000,000	Series 2014-ICTS, Class E, VAR, 4.176%, 06/15/28 (e) (m)	992,775
1,000,000	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, VAR, 3.726%, 05/15/30 (e) (m)	1,002,837
1,000,000	GS Mortgage Securities Trust, Series 2013-GC12, Class D, VAR, 4.446%, 06/10/46 (e) (m)	900,204

	Total Commercial Mortgage-Backed Securities (Cost $3,759,672)	3,794,497

Convertible Bonds — 4.4%
	Consumer Discretionary — 1.9%
	Automobiles — 0.3%
631,000	Tesla, Inc., 2.375%, 03/15/22 (m)	746,946

	Household Durables — 0.3%
732,000	CalAtlantic Group, Inc., 1.250%, 08/01/32 (m)	731,085

	Internet & Direct Marketing Retail — 0.3%
441,000	Ctrip.com International Ltd., (China), 1.250%, 10/15/18 (m)	681,621

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Media — 1.0%
1,329,000	DISH Network Corp., 3.375%, 08/15/26 (e) (m)	1,651,282
430,000	Liberty Interactive LLC, 3.750%, 02/15/30 (m)	293,475
512,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e) (m)	578,560

		2,523,317

	Specialty Retail — 0.0% (g)
192,000	RH, Zero Coupon, 07/15/20 (e) (m)	158,160

	Total Consumer Discretionary	4,841,129

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
393,000	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e) (m)	310,961

	Oil, Gas & Consumable Fuels — 0.2%
611,000	Golar LNG Ltd., (Bermuda), 2.750%, 02/15/22 (e) (m)	591,906

	Total Energy	902,867

	Financials — 0.1%
	Thrifts & Mortgage Finance — 0.1%
110,000	MGIC Investment Corp., 9.000%, 04/01/63 (e) (m)	147,538

	Health Care — 0.4%
	Biotechnology — 0.3%
543,000	Flexion Therapeutics, Inc., 3.375%, 05/01/24 (e) (m)	597,979

	Health Care Providers & Services — 0.1%
264,000	Teladoc, Inc., 3.000%, 12/15/22 (e) (m)	278,520

	Pharmaceuticals — 0.0% (g)
76,000	Depomed, Inc., 2.500%, 09/01/21 (m)	67,355

	Total Health Care	943,854

	Industrials — 0.2%
	Trading Companies & Distributors — 0.2%
540,000	Kaman Corp., 3.250%, 05/01/24 (e) (m)	561,600

	Information Technology — 0.8%
	Internet Software & Services — 0.2%
299,000	SINA Corp., (China), 1.000%, 12/01/18 (m)	321,238
343,000	WebMD Health Corp., 2.500%, 01/31/18 (m)	363,580

		684,818

	Semiconductors & Semiconductor Equipment — 0.0% (g)
14,000	SunEdison, Inc., 0.250%, 01/15/20 (d) (e) (m)	315

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Information Technology — continued
	Software — 0.6%
781,000	RealPage, Inc., 1.500%, 11/15/22 (e) (m)	887,899
563,000	ServiceNow, Inc., Zero Coupon, 06/01/22 (e) (m)	586,928

		1,474,827

	Total Information Technology	2,159,960

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
626,000	Starwood Waypoint Homes, 3.500%, 01/15/22 (e) (m)	674,515

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
EUR 1,000,000	Telefonica Participaciones SAU, (Spain), 4.900%, 09/25/17 (e) (m)	1,139,408

	Total Convertible Bonds (Cost $10,772,675)	11,370,871

Corporate Bonds — 4.5%
	Consumer Discretionary — 0.8%
	Auto Components — 0.1%
125,000	Icahn Enterprises LP, 6.250%, 02/01/22 (m)	130,118

	Hotels, Restaurants & Leisure — 0.2%
125,000	Jacobs Entertainment, Inc., 7.875%, 02/01/24 (e) (m)	135,625
130,000	Silversea Cruise Finance Ltd., 7.250%, 02/01/25 (e) (m)	139,913
105,000	Sugarhouse HSP Gaming Prop Mezz LP, 5.875%, 05/15/25 (e) (m)	105,000
130,000	Yum Brands, Inc., 5.350%, 11/01/43 (m)	120,250

		500,788

	Media — 0.5%
130,000	Altice Financing SA, (Luxembourg), 7.500%, 05/15/26 (e) (m)	144,144
	Cenveo Corp.,
215,000	6.000%, 08/01/19 (e) (m)	184,362
30,000	8.500%, 09/15/22 (e) (m)	17,925
148,000	CSC Holdings LLC, 10.875%, 10/15/25 (e) (m)	184,630
130,000	DISH DBS Corp., 5.875%, 11/15/24 (m)	141,050
275,000	iHeartCommunications, Inc., 9.000%, 03/01/21 (m)	204,875
200,000	McClatchy Co. (The), 9.000%, 12/15/22 (m)	206,500
175,000	Urban One, Inc., 9.250%, 02/15/20 (e) (m)	171,500

		1,254,986

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Specialty Retail — 0.0% (g)
110,000	Guitar Center, Inc., 6.500%, 04/15/19 (e) (m)	97,900

	Total Consumer Discretionary	1,983,792

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.3%
286,000	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e) (m)	234,520
260,000	New Albertson’s, Inc., 8.000%, 05/01/31 (m)	237,900
175,000	Rite Aid Corp., 7.700%, 02/15/27 (m)	172,812
130,000	SUPERVALU, Inc., 6.750%, 06/01/21 (m)	129,025

	Total Consumer Staples	774,257

	Energy — 0.5%
	Energy Equipment & Services — 0.1%
125,000	Parker Drilling Co., 6.750%, 07/15/22 (m)	96,406
100,000	Rowan Cos., Inc., 7.375%, 06/15/25 (m)	94,250
130,000	Transocean, Inc., 5.800%, 10/15/22 (m)	122,854
80,000	Weatherford International Ltd., 5.950%, 04/15/42 (m)	67,200

		380,710

	Oil, Gas & Consumable Fuels — 0.4%
528,000	Calumet Specialty Products Partners LP, 6.500%, 04/15/21 (m)	481,800
215,000	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e) (m)	152,650
130,000	MEG Energy Corp., (Canada), 6.500%, 01/15/25 (e) (m)	125,775
150,000	Rice Energy, Inc., 6.250%, 05/01/22 (m)	156,750
40,000	SemGroup Corp., 5.625%, 07/15/22 (m)	39,700

		956,675

	Total Energy	1,337,385

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
130,000	Navient Corp., 7.250%, 09/25/23 (m)	142,227

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.1%
200,000	Ortho-Clinical Diagnostics, Inc., 6.625%, 05/15/22 (e) (m)	196,500

	Health Care Providers & Services — 0.2%
175,000	Kindred Healthcare, Inc., 8.750%, 01/15/23 (m)	174,344
	Tenet Healthcare Corp.,
200,000	5.125%, 05/01/25 (e) (m)	201,250
125,000	8.125%, 04/01/22 (m)	134,375

		509,969

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Health Care — continued
	Pharmaceuticals — 0.1%
280,000	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21 (e) (m)	271,950

	Total Health Care	978,419

	Industrials — 0.4%
	Commercial Services & Supplies — 0.3%
175,000	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e) (m)	168,875
215,000	Monitronics International, Inc., 9.125%, 04/01/20 (m)	201,563
285,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e) (m)	318,131
135,000	RR Donnelley & Sons Co., 6.000%, 04/01/24 (m)	131,287

		819,856

	Machinery — 0.1%
125,000	Xerium Technologies, Inc., 9.500%, 08/15/21 (m)	131,875

	Total Industrials	951,731

	Information Technology — 0.2%
	Software — 0.1%
300,000	BMC Software Finance, Inc., 8.125%, 07/15/21 (e) (m)	309,750

	Technology Hardware, Storage & Peripherals — 0.1%
200,000	Dell International LLC, 8.350%, 07/15/46 (e) (m)	261,840

	Total Information Technology	571,590

	Materials — 0.3%
	Chemicals — 0.2%
140,000	Hexion, Inc., 6.625%, 04/15/20 (m)	131,775
250,000	Rain CII Carbon LLC, 7.250%, 04/01/25 (e) (m)	260,000
250,000	TPC Group, Inc., 8.750%, 12/15/20 (e) (m)	233,750

		625,525

	Metals & Mining — 0.1%
145,000	First Quantum Minerals Ltd., (Zambia), 7.500%, 04/01/25 (e) (m)	148,843
	Freeport-McMoRan, Inc.,
150,000	5.450%, 03/15/43 (m)	138,000
100,000	6.750%, 02/01/22 (m)	105,000

		391,843

	Total Materials	1,017,368

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.6%
130,000	CenturyLink, Inc., 5.625%, 04/01/25 (m)	128,212
130,000	Embarq Corp., 7.995%, 06/01/36 (m)	132,113
	Intelsat Jackson Holdings SA, (Luxembourg),
654,000	7.250%, 10/15/20 (m)	627,840

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services — continued
110,000	7.500%, 04/01/21 (m)	103,950
383,000	9.750%, 07/15/25 (e) (m)	395,926
	Intelsat Luxembourg SA, (Luxembourg),
89,000	7.750%, 06/01/21 (m)	56,960
112,000	8.125%, 06/01/23 (m)	69,328
130,000	Sprint Capital Corp., 6.875%, 11/15/28 (m)	141,700

		1,656,029

	Wireless Telecommunication Services — 0.1%
90,000	Digicel Group Ltd., (Jamaica), 7.125%, 04/01/22 (e) (m)	79,988
130,000	Digicel Ltd., (Jamaica), 6.750%, 03/01/23 (e) (m)	123,482

		203,470

	Total Telecommunication Services	1,859,499

	Utilities — 0.9%
	Electric Utilities — 0.2%
1,370,644	Bruce Mansfield Unit Pass-Through Trust, 6.850%, 06/01/34 (m)	596,230

	Independent Power and Renewable Electricity Producers — 0.7%
301,000	GenOn Americas Generation LLC, 9.125%, 05/01/31 (d) (m)	273,158
	GenOn Energy, Inc.,
1,329,000	9.500%, 10/15/18 (d) (m)	880,462
758,000	9.875%, 10/15/20 (d) (m)	504,070

		1,657,690

	Total Utilities	2,253,920

	Total Corporate Bonds (Cost $11,697,029)	11,870,188

Foreign Government Security — 0.1%
EUR 155,000	Republic of Argentina, SUB, 2.298%, 12/31/38, (Argentina) (m) (Cost $112,463)	112,846

PRINCIPAL AMOUNT
Loan Assignments — 0.5%
	Consumer Discretionary — 0.3%
	Media — 0.3%
100,000	Acosta, Inc., Term Loan B, VAR, 4.484%, 09/26/21	90,958
	Advantage Sales & Marketing, Inc., Term Loan B,
43,998	VAR, 07/23/21	42,986
61,477	VAR, 4.546%, 07/23/21	60,063

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Consumer Discretionary — 0.3%
	Media — continued
225,000	Cengage Learning, Inc., Term Loan B, VAR, 5.474%, 05/27/23	212,317
250,000	Cumulus Media Holdings, Inc., Term Loan B, VAR, 4.490%, 12/23/20	199,765
149,622	McGraw-Hill Global Education Holding LLC, Term Loan, VAR, 5.234%, 05/02/22	147,541

		753,630

	Textiles, Apparel & Luxury Goods — 0.0% (g)
5,364	Cole Haan LLC, Term B-1 Loan, VAR, 5.240%, 01/31/20	4,899

	Total Consumer Discretionary	758,529

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
74,147	KCA Deutag Drilling Ltd., Term Loan B, VAR, 6.922%, 05/15/20	69,420

	Information Technology — 0.1%
	IT Services — 0.1%
149,615	Aricent, Inc., Term Loan, VAR, 5.724%, 04/14/21	150,457
244,508	CompuCom Systems, Inc., Term Loan B, VAR, 4.490%, 01/01/20	191,851

	Total Information Technology	342,308

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
11,300	Forterra Finance LLC, Term Loan B, VAR, 4.234%, 10/25/23	10,843

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
240,000	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.311%, 04/23/19	231,000

	Total Loan Assignments (Cost $1,412,112)	1,412,100

NUMBER OF WARRANTS
Warrants — 2.0%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
118,861	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a) (m)	440,974

	Media — 0.0% (g)
72,262	Hemisphere Media Group, Inc., expiring 04/04/18 (Strike Price $12.00) (a) (m)	32,518

	Total Consumer Discretionary	473,492

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE
		Consumer Staples — 0.1%
		Food Products — 0.1%
	40,246	Hostess Brands, Inc., expiring 11/04/21 (Strike Price $11.50) (a) (m)	103,030

		Financials — 1.3%
		Banks — 1.3%
	27,086	Al Rajhi Bank, (Saudi Arabia), expiring 07/02/18 (Strike Price $1.00) (a)	445,361
	259,039	HSBC Bank, (United Kingdom), expiring 01/22/18 (Strike Price $1.00) (a) (m)	1,092,799
	48,161	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a) (m)	689,184
	96,676	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a) (m)	124,712
	79,219	Zions Bancorp, expiring 05/22/20 (Strike Price $35.70) (a) (m)	1,072,625

			3,424,681

		Capital Markets — 0.0% (g)
	14,348	National Energy Services Reunited Corp., expiring 06/05/22 (Strike Price $5.75) (a) (m)	6,851

		Total Financials	3,431,532

		Health Care — 0.0% (g)
		Biotechnology — 0.0% (g)
	115,580	BioTime, Inc., expiring 10/01/18 (Strike Price $4.55) (a) (m)	20,804

		Information Technology — 0.0% (g)
		Technology Hardware, Storage & Peripherals — 0.0% (g)
	19,764	Eastman Kodak Co., expiring 09/03/18 (Strike Price $16.12) (a) (m)	4,546

		Materials — 0.4%
		Chemicals — 0.4%
	139,567	AgroFresh Solutions, Inc., expiring 02/19/19 (Strike Price $11.50) (a) (m)	136,218
	37,487	Saudi Basic Industries Corp., (Saudi Arabia), expiring 02/12/20 (Strike Price $1.00) (a) (m)	973,636

			1,109,854

		Metals & Mining — 0.0% (g)
CAD	24,302	Alio Gold, Inc., (Canada), expiring 05/30/18 (Strike Price CAD7.00) (a) (m)	2,339

		Total Materials	1,112,193

		Total Warrants (Cost $3,675,181)	5,145,597

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
	Options Purchased — 1.2%
		Call Options Purchased — 0.7%
	91	Adient plc, expiring 10/20/17 at $80.00, American Style (a)	3,412
EUR	11	Akzo Nobel India Ltd., expiring 12/15/17 at EUR80.00, American Style (a)	2,405
	12	Allergan plc, expiring 08/18/17 at $275.00, American Style (a)	276
	9	Allergan plc, expiring 11/17/17 at $290.00, American Style (a)	1,436
	23	American International Group, Inc., expiring 01/19/18 at $65.00, American Style (a)	7,417
	22	American International Group, Inc., expiring 01/19/18 at $67.50, American Style (a)	4,532
	20	Arconic, Inc., expiring 10/20/17 at $32.00, American Style (a)	220
	70	Barnes & Noble, Inc., expiring 10/20/17 at $9.00, American Style (a)	2,975
	228	Comcast Corp., expiring 09/15/17 at $32.50, American Style (a)	186,390
	416	Comcast Corp., expiring 09/15/17 at $42.50, American Style (a)	13,104
	47	Ctrip.com International Ltd., expiring 01/19/18 at $47.50, American Style (a)	63,215
	87	Dell Technologies, Inc., expiring 10/20/17 at $55.00, American Style (a)	87,000
	197	DISH Network Corp., expiring 01/19/18 at $70.00, American Style (a)	57,130
	59	Dow Chemical Co. (The), expiring 09/15/17 at $70.00, American Style (a)	973
	55	Dow Chemical Co. (The), expiring 01/19/18 at $70.00, American Style (a)	7,370
EUR	258	E.ON SE, expiring 12/15/17 at EUR8.00, American Style (a)	21,255
	559	Ford Motor Co., expiring 01/18/19 at $15.00, American Style (a)	12,018
	96	General Mills, Inc., expiring 10/20/17 at $55.00, American Style (a)	20,064
	778	iShares China Large-Cap Fund, expiring 01/19/18 at $40.00, American Style (a)	266,465
	211	iShares China Large-Cap Fund, expiring 01/19/18 at $42.00, American Style (a)	45,260
	142	iShares MSCI Brazil Capped Fund, expiring 01/19/18 at $34.00, American Style (a)	73,130
	665	iShares MSCI EAFE Fund, expiring 01/19/18 at $66.00, American Style (a)	178,885

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
	Options Purchased — continued
		Call Options Purchased — continued
	694	iShares MSCI Emerging Markets Fund, expiring 01/19/18 at $41.00, American Style (a)	258,515
	212	iShares MSCI Emerging Markets Fund, expiring 01/19/18 at $44.00, American Style (a)	36,464
	31	Mondelez International, Inc., expiring 01/19/18 at $30.00, American Style (a)	44,020
	4	Mondelez International, Inc., expiring 01/19/18 at $55.00, American Style (a)	96
	64	NXP Semiconductors NV, expiring 01/19/18 at $110.00, American Style (a)	30,720
	209	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/19/18 at $26.00, American Style (a)	1,777
	1,600	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/18/19 at $25.00, American Style (a)	100,800
	59	S&P 500 Index, expiring 08/18/17 at $2,500.00, European Style (a)	14,898
	14	S&P 500 Index, expiring 08/25/17 at $2,465.00, European Style (a)	29,610
EUR	397	Telecom Italia SpA, expiring 12/15/17 at EUR0.90, American Style (a)	22,048
EUR	197	Telecom Italia SpA, expiring 06/15/18 at EUR0.76, American Style (a)	34,777
	62	Telefonica SA, expiring 09/15/17 at $10.00, American Style (a)	8,370
	167	Telefonica SA, expiring 09/15/17 at $12.50, American Style (a)	1,252
EUR	199	thyssenkrupp AG, expiring 09/15/17 at EUR24.00, American Style (a)	40,600
EUR	76	thyssenkrupp AG, expiring 09/15/17 at EUR26.00, American Style (a)	6,218
	72	Trinity Industries, Inc., expiring 01/19/18 at $28.00, American Style (a)	15,120
EUR	69	Vivendi SA, expiring 09/15/17 at EUR21.00, American Style (a)	1,871
	75	VMware, Inc., expiring 10/20/17 at $110.00, American Style (a)	2,438
	197	Vodafone Group plc, expiring 01/19/18 at $32.00, American Style (a)	7,979
	200	Zions Bancorporation, expiring 10/20/17 at $42.00, American Style (a)	82,500

		Total Call Options Purchased	1,795,005

		Put Options Purchased — 0.5%
	20	AT&T, Inc., expiring 01/19/18 at $34.00, American Style (a)	950
	70	Barnes & Noble, Inc., expiring 10/20/17 at $4.00, American Style (a)	175
EUR	30	CAC 40 Index, expiring 08/18/17 at EUR5,000.00, European Style (a)	8,892

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
	Options Purchased — continued
		Put Options Purchased — continued
	47	Ctrip.com International Ltd., expiring 01/19/18 at $47.50, American Style (a)	4,348
EUR	19	Deutsche Boerse AG German Stock Index, expiring 08/18/17 at EUR12,250.00, European Style (a)	23,672
EUR	49	Euro STOXX 50 Index, expiring 08/18/17 at EUR3,400.00, European Style (a)	12,254
EUR	97	Euro STOXX Utilities Index, expiring 09/15/17 at EUR270.00, European Style (a)	28,936
	186	Golar LNG Ltd., expiring 01/19/18 at $15.00, American Style (a)	9,765
	778	iShares China Large-Cap Fund, expiring 01/19/18 at $39.00, American Style (a)	72,743
	470	iShares China Large-Cap Fund, expiring 01/19/18 at $42.00, American Style (a)	93,765
	313	iShares iBoxx $ High Yield Corp. Bond Fund, expiring 08/18/17 at $87.00, American Style (a)	3,286
	191	iShares iBoxx $ High Yield Corp. Bond Fund, expiring 09/15/17 at $87.00, American Style (a)	7,162
	23	iShares iBoxx $ High Yield Corp. Bond Fund, expiring 12/15/17 at $87.00, American Style (a)	3,565
	104	iShares MSCI Brazil Capped Fund, expiring 01/19/18 at $33.00, American Style (a)	11,440
	740	iShares MSCI EAFE Fund, expiring 01/19/18 at $66.00, American Style (a)	136,900
	694	iShares MSCI Emerging Markets Fund, expiring 01/19/18 at $41.00, American Style (a)	70,094
	387	iShares MSCI Emerging Markets Fund, expiring 01/19/18 at $44.00, American Style (a)	82,044
	60	iShares Russell 2000 Fund, expiring 09/15/17 at $138.00, American Style (a)	9,000
	48	Palo Alto Networks, Inc., expiring 09/15/17 at $80.00, American Style (a)	696
	223	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/19/18 at $25.00, American Style (a)	23,638
	1,189	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/18/19 at $25.00, American Style (a)	151,598
	112	PowerShares QQQ Trust, expiring 08/18/17 at $140.00, American Style (a)	8,288
	11	S&P 500 Index, expiring 08/18/17 at $2,400.00, European Style (a)	4,675

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Put Options Purchased — continued
31	S&P 500 Index, expiring 09/15/17 at $2,375.00, European Style (a)	31,465
13	S&P 500 Index, expiring 09/15/17 at $2,465.00, European Style (a)	34,190
75	S&P 500 Index, expiring 09/29/17 at $2,300.00, European Style (a)	67,500
50	S&P 500 Index, expiring 09/29/17 at $2,335.00, European Style (a)	57,500
46	S&P 500 Index, expiring 12/29/17 at $2,300.00, European Style (a)	133,400
60	Southwestern Energy Co., expiring 09/15/17 at $5.00, American Style (a)	930
176	Telefonica SA, expiring 09/15/17 at $10.00, American Style (a)	880
42	Tesla, Inc., expiring 01/19/18 at $110.00, American Style (a)	2,079
500	Zions Bancorporation, expiring 10/20/17 at $48.00, American Style (a)	176,250

	Total Put Options Purchased	1,272,080

	Total Options Purchased (Cost $3,538,256)	3,067,085

SHARES
Short-Term Investment — 7.1%
	Investment Company — 7.1%
18,495,839	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $18,495,839)	18,495,839

	Total Investments, Before Short Positions— 78.0% (Cost $185,460,681)	202,777,417

	Other Assets in Excess of Liabilities — 22.0%	57,026,497

	NET ASSETS — 100.0%	$259,803,914

Short Positions — 28.1%
Common Stocks — 16.2%
	Consumer Discretionary — 2.8%
	Auto Components — 0.2%
4,982	Goodyear Tire & Rubber Co. (The)	156,983
2,500	LCI Industries	266,875

		423,858

	Automobiles — 0.2%
1,503	Tesla, Inc. (a)	486,175

	Distributors — 0.2%
9,700	Core-Mark Holding Co., Inc.	355,699

	Hotels, Restaurants & Leisure — 0.5%
587	Chipotle Mexican Grill, Inc. (a)	201,793
81,334	Del Taco Restaurants, Inc. (a)	1,064,662

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Hotels, Restaurants & Leisure — continued
462	Marriott International, Inc., Class A	48,136

		1,314,591

	Household Durables — 0.2%
5,301	Newell Brands, Inc.	279,469
1,750	Whirlpool Corp.	311,290

		590,759

	Internet & Direct Marketing Retail — 0.3%
13,396	Ctrip.com International Ltd., (China), ADR (a)	800,143

	Leisure Products — 0.3%
13,049	Brunswick Corp.	738,704

	Media — 0.4%
2,500	Cinemark Holdings, Inc.	97,250
12,873	Hemisphere Media Group, Inc. (a)	160,913
11,611	Liberty Media Corp.-Liberty Formula One, Class C (a)	408,359
3,520	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	161,920
7,432	New York Times Co. (The), Class A	141,208
27,671	Sirius XM Holdings, Inc.	162,152

		1,131,802

	Multiline Retail — 0.1%
2,531	Kohl’s Corp.	104,657
2,327	Nordstrom, Inc.	113,022
1,764	Target Corp.	99,966

		317,645

	Specialty Retail — 0.2%
3,950	Burlington Stores, Inc. (a)	343,768
4,324	Gap, Inc. (The)	103,041
1,885	L Brands, Inc.	87,445
660	RH (a)	42,986

		577,240

	Textiles, Apparel & Luxury Goods — 0.2%
2,932	Michael Kors Holdings Ltd. (a)	106,842
422	Swatch Group AG (The), (Switzerland), Class BR	167,433
6,374	Under Armour, Inc., Class A (a)	127,607
2,529	VF Corp.	157,279

		559,161

	Total Consumer Discretionary	7,295,777

	Consumer Staples — 1.1%
	Food & Staples Retailing — 0.1%
3,400	United Natural Foods, Inc. (a)	131,002
1,723	Walgreens Boots Alliance, Inc.	138,994

		269,996

SHARES	SECURITY DESCRIPTION	VALUE
	Food Products — 0.2%
17,150	Hostess Brands, Inc. (a)	262,052
1,400	McCormick & Co., Inc. (Non-Voting)	133,420

		395,472

	Household Products — 0.4%
11,302	Procter & Gamble Co. (The)	1,026,448

	Personal Products — 0.1%
2,742	Unilever NV, (United Kingdom)	159,502

	Tobacco — 0.3%
13,568	British American Tobacco plc, (United Kingdom), ADR	848,271

	Total Consumer Staples	2,699,689

	Energy — 0.6%
	Energy Equipment & Services — 0.1%
12,791	Ensco plc, Class A	67,664
4,619	Helmerich & Payne, Inc.	233,814

		301,478

	Oil, Gas & Consumable Fuels — 0.5%
5,201	Apache Corp.	257,346
771	EQT Corp.	49,113
6,783	Golar LNG Ltd., (Bermuda)	161,503
4,674	Occidental Petroleum Corp.	289,461
5,675	Pembina Pipeline Corp., (Canada)	193,407
1,781	Royal Dutch Shell plc, (Netherlands), Class A, ADR	100,680
28,078	WPX Energy, Inc. (a)	302,681

		1,354,191

	Total Energy	1,655,669

	Financials — 2.8%
	Banks — 2.1%
7,712	Huntington Bancshares, Inc.	102,184
44,151	SunTrust Banks, Inc.	2,529,410
45,784	TCF Financial Corp.	721,556
44,562	Zions Bancorp	2,019,550

		5,372,700

	Capital Markets — 0.3%
12,966	Hargreaves Lansdown plc, (United Kingdom)	235,924
5,336	Virtus Investment Partners, Inc.	628,581

		864,505

	Insurance — 0.4%
20,510	Crawford & Co., Class B	184,180
18,784	First American Financial Corp.	909,333

		1,093,513

	Total Financials	7,330,718

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Health Care — 0.8%
	Biotechnology — 0.2%
37,097	BioTime, Inc. (a)	100,162
12,248	Flexion Therapeutics, Inc. (a)	279,255
700	United Therapeutics Corp. (a)	89,880

		469,297

	Health Care Equipment & Supplies — 0.2%
1,119	Becton Dickinson and Co.	225,367
409	CR Bard, Inc.	131,125
4,500	Natus Medical, Inc. (a)	158,400
1,000	Varian Medical Systems, Inc. (a)	97,120

		612,012

	Health Care Providers & Services — 0.0% (g)
3,875	Teladoc, Inc. (a)	127,100

	Pharmaceuticals — 0.4%
3,070	Allergan plc	774,653
11,096	Valeant Pharmaceuticals International, Inc. (a)	182,640

		957,293

	Total Health Care	2,165,702

	Industrials — 1.3%
	Aerospace & Defense — 0.3%
10,904	Arconic, Inc.	270,310
1,736	TransDigm Group, Inc.	489,795
4,770	Triumph Group, Inc.	122,112

		882,217

	Air Freight & Logistics — 0.1%
3,765	CH Robinson Worldwide, Inc.	246,984

	Commercial Services & Supplies — 0.2%
4,900	HNI Corp.	184,975
13,500	Ritchie Bros Auctioneers, Inc., (Canada)	381,105

		566,080

	Machinery — 0.5%
3,524	Illinois Tool Works, Inc.	495,862
24,446	Rexnord Corp. (a)	566,170
745	Snap-on, Inc.	114,879

		1,176,911

	Trading Companies & Distributors — 0.2%
5,130	Kaman Corp.	262,246
683	WW Grainger, Inc.	113,883

		376,129

	Total Industrials	3,248,321

	Information Technology — 4.6%
	Communications Equipment — 0.1%
2,181	ARRIS International plc (a)	60,981

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment — continued
3,900	NetScout Systems, Inc. (a)	134,550
1,700	Plantronics, Inc.	76,806

		272,337

	Electronic Equipment, Instruments & Components — 0.3%
6,972	Belden, Inc.	501,566
5,579	MTS Systems Corp.	294,013

		795,579

	Internet Software & Services — 2.3%
37,621	Alibaba Group Holding Ltd., (China), ADR (a)	5,829,374
1,276	GrubHub, Inc. (a)	58,862
997	SINA Corp., (China) (a)	94,525
2,784	Tencent Holdings Ltd., (China), ADR	111,249

		6,094,010

	IT Services — 0.5%
4,665	ExlService Holdings, Inc. (a)	268,471
9,025	Genpact Ltd.	261,725
26,700	Sabre Corp.	590,871
6,805	Sykes Enterprises, Inc. (a)	231,370

		1,352,437

	Semiconductors & Semiconductor Equipment — 0.3%
8,777	Intel Corp.	311,320
13,738	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	494,018

		805,338

	Software — 0.9%
2,055	Changyou.com Ltd., (China), ADR (a)	86,988
5,383	Paycom Software, Inc. (a)	377,294
10,877	RealPage, Inc. (a)	421,484
2,144	ServiceNow, Inc. (a)	236,805
11,714	VMware, Inc., Class A (a)	1,086,005

		2,208,576

	Technology Hardware, Storage & Peripherals — 0.2%
142	Eastman Kodak Co. (a)	1,349
7,741	Electronics For Imaging, Inc. (a)	376,058
3,500	Super Micro Computer, Inc. (a)	93,975

		471,382

	Total Information Technology	11,999,659

	Materials — 0.7%
	Chemicals — 0.4%
36,176	AgroFresh Solutions, Inc. (a)	282,173
5,296	CF Industries Holdings, Inc.	155,438
1,416	HB Fuller Co.	72,952
2,160	Kronos Worldwide, Inc.	46,051
26,085	Rayonier Advanced Materials, Inc.	388,927

		945,541

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Construction Materials — 0.1%
1,700	Martin Marietta Materials, Inc.	384,931

	Metals & Mining — 0.2%
23,996	Vale SA, (Brazil), ADR (a)	225,323
34,869	Vale SA, (Brazil), ADR (a)	349,736

		575,059

	Total Materials	1,905,531

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
11,963	Starwood Waypoint Homes (a)	418,226
13,291	Ventas, Inc.	895,149

	Total Real Estate	1,313,375

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
15,946	AT&T, Inc.	621,894
56,992	Telefonica SA, (Spain)	645,319
6,084	Telefonica SA, (Spain), ADR	68,627

	Total Telecommunication Services	1,335,840

	Utilities — 0.5%
	Multi-Utilities — 0.5%
3,267	Black Hills Corp.	227,579
10,374	Consolidated Edison, Inc.	859,590
1,323	Dominion Energy, Inc.	102,109

	Total Utilities	1,189,278

	Total Common Stocks (Proceeds $39,914,113)	42,139,559

Exchange-Traded Funds — 11.7%
	International Equity — 0.9%
2,325	Direxion Daily Gold Miners Index Bull 3X Shares	76,260
18,562	iShares China Large-Cap Fund	789,627
3,500	iShares MSCI EAFE Fund	234,255
19,275	iShares MSCI Emerging Markets Fund	844,245
2,480	iShares MSCI Turkey Fund	109,938
2,828	VanEck Vectors Semiconductor Fund	242,756

	Total International Equity	2,297,081

	U.S. Equity — 10.8%
43,259	iShares Russell 2000 Fund	6,121,581
40,753	Real Estate Select Sector SPDR Fund	1,328,140
17,305	SPDR S&P MidCap 400 Fund Trust	5,546,252
26,697	SPDR S&P Retail Fund	1,098,849
56,258	SPDR S&P500 Fund Trust	13,882,787

	Total U.S. Equity	27,977,609

	Total Exchange-Traded Funds (Proceeds $29,116,024)	30,274,690

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 0.2%
	Energy — 0.1%
	Energy Equipment & Services — 0.1%
337,000	Ensco plc, 4.500%, 10/01/24	260,333

	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
284,000	Dynegy, Inc., 8.000%, 01/15/25 (e)	284,000

	Total Corporate Bonds (Proceeds $558,425)	544,333

	Total Securities Sold Short (Proceeds $69,588,562)	72,958,582

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	CAC 40 Index	08/18/17	EUR	1,264,273	(29,462)
4	Hang Seng Index	08/30/17	HKD	696,238	11,227
6	Nikkei 225 Index	09/07/17	JPY	1,083,554	(5,490)
5	TOPIX Index	09/07/17	JPY	733,373	7,723
17	10 Year Australian Government Bond	09/15/17	AUD	1,753,782	(27,021)
1	DAX Index	09/15/17	EUR	357,888	(9,169)
18	DJIA Mini E-CBOT	09/15/17	USD	1,965,780	64,757
23	E-mini S&P 500	09/15/17	USD	2,838,200	22,146
27	Euro STOXX 50 Index	09/15/17	EUR	1,100,336	(25,608)
9	FTSE 100 Index	09/15/17	GBP	868,220	(12,395)
23	Mini Russell 2000	09/15/17	USD	1,638,060	13,073
15	NASDAQ 100 E-Mini	09/15/17	USD	1,764,750	25,906
5	LME Copper Futures	09/18/17	USD	794,563	55,261
13	LME Primary Aluminum Futures	09/18/17	USD	620,263	(14,286)
12	LME Zinc Futures	09/18/17	USD	836,925	7,660
15	U.S. Long Bond	09/20/17	USD	2,296,875	(21,428)
1	LME Copper Futures	12/05/17	USD	159,700	9,366
21	90 Day Eurodollar	12/17/18	USD	5,158,912	(427)
116	90 Day Sterling	12/19/18	GBP	19,010,773	(21,839)
	Short Futures Outstanding
(1)	Amsterdam Exchange Index	08/18/17	EUR	(123,353)	(3,024)
(3)	CAC 40 Index	08/18/17	EUR	(180,611)	5,776
(9)	Natural Gas Futures	08/29/17	USD	(251,460)	6,681
(21)	Brent Crude Oil Futures	08/31/17	USD	(1,107,120)	(59,240)
(8)	Gasoline RBOB Futures	08/31/17	USD	(563,338)	(53,710)
(8)	NY Harbor ULSD Futures	08/31/17	USD	(560,246)	(61,489)
(26)	Euro Bund	09/07/17	EUR	(4,984,627)	(10,975)
(5)	Low Sulphur Gas Oil Futures	09/12/17	USD	(243,750)	(20,382)
(9)	Cocoa Futures	09/14/17	GBP	(188,806)	(7,858)
(2)	Hard Red Winter Wheat Futures	09/14/17	USD	(47,475)	(2,355)
(201)	Euro STOXX 50 Index	09/15/17	EUR	(8,191,389)	299,806
(1)	LME Copper Futures	09/18/17	USD	(158,913)	(18,616)
(5)	LME Primary Aluminum Futures	09/18/17	USD	(238,563)	773
(3)	LME Zinc Futures	09/18/17	USD	(209,231)	(17,927)
(1)	10 Year Canadian Government Bond	09/20/17	CAD	(110,118)	223
(3)	Silver Futures	09/27/17	USD	(251,790)	(1,121)
(6)	Sugar No.11 (World) Futures	09/29/17	USD	(100,195)	(968)
(11)	Soybean Futures	11/14/17	USD	(553,988)	(39,129)
(1)	Cotton No. 2 Futures	12/06/17	USD	(34,430)	117
(7)	Soybean Oil Futures	12/14/17	USD	(147,546)	(14,778)
(3)	Wheat Futures	12/14/17	USD	(74,962)	(4,108)
(3)	Coffee ‘C’ Futures	12/18/17	USD	(160,594)	(4,958)
(2)	Gold 100 OZ Futures	12/27/17	USD	(254,680)	(4,364)
(59)	3-Month Euro Euribor	12/17/18	EUR	(17,486,368)	(1,200)

					37,168

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,589,000	AUD	Morgan Stanley	09/22/17	4,299,123	4,468,268	169,145
7,439,000	CAD	Morgan Stanley	09/22/17	5,788,490	5,971,078	182,588
200,486	CHF	Deutsche Bank AG	08/11/17	208,131	207,458	(673)
193,036	CHF	Morgan Stanley	09/20/17	203,159	200,282	(2,877)
2,058,000	CHF	Morgan Stanley	09/22/17	2,147,825	2,135,513	(12,312)
175,155	EUR	Morgan Stanley	09/20/17	204,507	207,914	3,407
4,187,000	EUR	Morgan Stanley	09/22/17	4,757,270	4,970,616	213,346
154,732	GBP	Morgan Stanley	09/20/17	198,822	204,503	5,681
4,076,000	GBP	Morgan Stanley	09/22/17	5,309,808	5,387,441	77,633
237,428,000	JPY	Morgan Stanley	09/22/17	2,178,513	2,158,796	(19,717)
18,818,000	MXN	Morgan Stanley	09/22/17	1,014,998	1,048,153	33,155
2,562,000	NZD	Morgan Stanley	09/22/17	1,845,560	1,922,249	76,689
				28,156,206	28,882,271	726,065

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,215,000	AUD	Morgan Stanley	09/22/17	1,671,612	1,770,838	(99,226)
4,442,000	CAD	Morgan Stanley	09/22/17	3,296,653	3,565,471	(268,818)
328,000	CAD	Morgan Stanley	09/29/17	260,403	257,583	2,820
290,000	CHF	Deutsche Bank AG	08/11/17	302,356	300,084	2,272
694,590	CHF	Morgan Stanley	09/20/17	716,215	720,662	(4,447)
108,000	CHF	Morgan Stanley	09/22/17	113,162	112,068	1,094
3,166,035	EUR	Deutsche Bank AG	08/11/17	3,615,438	3,749,768	(134,330)
98,000	EUR	Morgan Stanley	09/15/17	113,166	116,300	(3,134)
1,220,909	EUR	Morgan Stanley	09/20/17	1,367,926	1,449,258	(81,332)
407,000	EUR	Morgan Stanley	09/22/17	473,898	483,173	(9,275)
2,344,000	EUR	Morgan Stanley	09/29/17	2,679,530	2,783,684	(104,154)
3,014,000	GBP	Deutsche Bank AG	08/11/17	3,903,836	3,977,867	(74,031)
175,943	GBP	Morgan Stanley	09/20/17	227,780	232,537	(4,757)
1,826,000	GBP	Morgan Stanley	09/22/17	2,340,351	2,413,513	(73,162)
24,600	GBP	Morgan Stanley	09/29/17	31,915	32,522	(607)
81,500	HKD	Morgan Stanley	09/29/17	10,469	10,451	18
587,708,000	JPY	Morgan Stanley	09/22/17	5,260,241	5,343,693	(83,452)
1,337,000	MXN	Morgan Stanley	09/22/17	73,488	74,470	(982)
1,030,000	NZD	Morgan Stanley	09/22/17	745,630	772,802	(27,172)
4,966,000	SEK	Deutsche Bank AG	08/11/17	593,920	615,396	(21,476)
304,000	SGD	Morgan Stanley	09/29/17	222,396	224,517	(2,121)
				28,020,385	29,006,657	(986,272)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
AgroFresh Solutions, Inc., American Style		7.5	43119	30	(3900)		4614
Akzo Nobel India Ltd., American Style	EUR	82	42965	11	(55)	EUR	701
Comcast Corp., American Style		37.5	42993	412	(133900)		94529
iShares MSCI Brazil Capped Fund, American Style		34	42965	124	(48050)		21291
Mondelez International, Inc., American Style		42	43119	33	(12540)		22721
NASDAQ 100 Index, European Style		5825	42993	4	(62760)		47786
S&P 500 Index, European Style		2465	42993	13	(38025)		40287
S&P 500 Index, European Style		2400	43119	14	(165970)		124558
S&P 500 Index, European Style		2450	43119	32	(266080)		234516
S&P 500 Index, European Style		2475	43119	8	(53720)		52472
Telecom Italia SpA, American Style	EUR	1.2	43084	397	(1835)	EUR	8495
VMware, Inc., American Style		90	43028	75	(43874)		43863
Whole Foods Market, Inc., American Style		42	42965	1	(4)		14
Whole Foods Market, Inc., American Style		42	43056	52	(494)		763
Whole Foods Market, Inc., American Style		42	43119	23	(311)		759

					(831518)

Put Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Akzo Nobel India Ltd., American Style	EUR	70	43084	11	(1550)	EUR	1037
American International Group, Inc., American Style		52.5	43119	23	(989)		3735
Barnes & Noble, Inc., American Style		7	43119	70	(4725)		4915
CAC 40 Index, European Style	EUR	4600	42965	30	(379)	EUR	2738
Deutsche Boerse AG German Stock Index, European Style	EUR	11500	42965	19	(2206)	EUR	3542
E.ON SE, American Style	EUR	6	43084	253	(909)	EUR	9181
Euro STOXX 50 Index, European Style	EUR	3200	42965	49	(1437)	EUR	6301
Euro STOXX Utilities Index, European Style	EUR	250	42993	97	(5966)	EUR	9834
iShares iBoxx $ High Yield Corp. Bond Fund, American Style		84	43084	23	(1622)		3035
iShares MSCI Brazil Capped Fund, American Style		33	42965	105	(578)		13545
S&P 500 Index, European Style		2250	42993	20	(7900)		18939
S&P 500 Index, European Style		2175	43098	46	(76360)		126362
S&P 500 Index, European Style		2400	43119	14	(73640)		150458
S&P 500 Index, European Style		2425	43119	14	(81760)		116172
S&P 500 Index, European Style		2450	43119	18	(118890)		151164
S&P 500 Index, European Style		2475	43119	17	(127245)		135502
thyssenkrupp AG, American Style	EUR	19	42993	76	(268)	EUR	3136
Trinity Industries, Inc., American Style		25	43119	72	(9360)		10632

					(515784)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Credit Default Swaps — Buy Protection [1] Credit indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.BBB-.6	3.000% monthly	05/11/63	567.176%	202,000	22,813	(28,968)

Centrally Cleared Credit Default Swaps — Buy Protection [1] Corporate Issuers:
REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Sears Roebuck Acceptance Corp. 6.500%, 12/01/28	5.000% quarterly	06/20/19	40.164%	140,000	53,632	(51,832)
Sears Roebuck Acceptance Corp. 6.500%, 12/01/28	5.000% quarterly	06/20/19	40.164%	130,000	49,801	(52,445)

					103,433	(104,277)

Centrally Cleared Credit Default Swaps — Buy Protection [1] Credit indices:
REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.IG.28-V1	1.000% quarterly	06/20/22	57.303%	471,000	(9,866)	8,782

Credit Default Swaps — Sell Protection [2] Credit indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	18.486%	2,500,000	(1,004,343)	964,046
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	18.486%	2,175,000	(873,778)	944,578

					(1,878,121)	1,908,624

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Total Return Swaps Outstanding at July 31, 2017

SWAP COUNTERPARTY/REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	NOTIONAL VALUE	TERMINATION DATE	VALUE
Morgan Stanley Capital Services:
Alibaba Group Holding Ltd.	Total return on the position at termination	Federal funds floating rate at termination	(934,939)	12/17/2018	(299,083)
Altaba, Inc.	Total return on the position at termination	Federal funds floating rate at termination	1,169,003	12/17/2018	598,589
iShares iBoxx $ High Yield Corp. Bond Fund	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	975,000	09/20/17	(14,618)

			1,209,064		284,888

Total Return Basket Swaps* Outstanding at July 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	11/16/2017	3,089
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	07/24/2018	192,407
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	05/02/2018	62,223
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	05/29/2019	44,500
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	06/20/2019	(8,056	)**

			294,163

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details
**	This represents the value of the swap subsequent to reset.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NASDAQ	—	National Assosiation of Securities Dealers Automated Quotation
NZD	—	New Zealand Dollar
RBOB	—	Reformulated gasoline blendstock for oxygen blending
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depositary Receipts

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2017.
TOPIX	—	Tokyo Stock Price Index
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(m)	—	All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,213,424
Aggregate gross unrealized depreciation	(2,896,688)

Net unrealized appreciation/depreciation	$17,316,736

Federal income tax cost of investments	$185,460,681

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)		CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Right
Consumer Discretionary — 0.0% (g)
Media — 0.0% (g)
Media Gen, Inc., CVR (a)	1,906	—	(h)	3,088	3,088

Cash and Other Receivables/(Payables) (4)					1

Financing Costs					—

Net Dividends Receivable/(Payable)					—

Outstanding Swap contract, at value					3,089

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)		CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 1.1%
Media — 0.7%
ITV plc (United Kingdom)	221,136	521,817		505,695	(16,122)
JCDecaux SA (France)	2,559	88,970		91,131	2,161
Publicis Groupe SA (France)	17,447	1,379,744		1,319,280	(60,464)

	241,142	1,990,531		1,916,106	(74,425)

Specialty Retail — 0.1%
Sports Direct International plc (United Kingdom) (a)	33,969	150,383		169,953	19,570
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group plc (United Kingdom)	30,031	656,026		677,423	21,397

Total Consumer Discretionary	305,142	2,796,940		2,763,482	(33,458)

Consumer Staples — 1.0%
Food Products — 1.0%
Danone SA (France)	16,572	1,292,896		1,236,606	(56,290)
Nestle SA (Registered) (Switzerland)	16,049	1,384,731		1,354,689	(30,042)

Total Consumer Staples	32,621	2,677,627		2,591,295	(86,332)

Financials — 1.3%
Banks — 1.0%
Barclays plc (United Kingdom)	193,780	532,274		519,573	(12,701)
BNP Paribas SA (France)	14,404	1,096,649		1,116,248	19,599
Societe Generale SA (France)	16,349	931,391		958,619	27,228

	224,533	2,560,314		2,594,440	34,126

Capital Markets — 0.0% (g)
Anima Holding SpA (Italy)	5,511	46,240		44,724	(1,516)
Insurance — 0.3%
Admiral Group plc (United Kingdom)	5,499	149,157		150,012	855
RSA Insurance Group plc (United Kingdom)	77,829	664,931		670,092	5,161

	83,328	814,088		820,104	6,016

Total Financials	313,372	3,420,642		3,459,268	38,626

Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Smith & Nephew plc (United Kingdom)	3,561	62,672		61,961	(711)
Industrials — 0.7%
Airlines — 0.5%
Ryanair Holdings plc (Ireland) (a)	58,569	1,258,413		1,231,683	(26,730)
Industrial Conglomerates — 0.2%
Smiths Group plc (United Kingdom)	31,268	663,032		633,329	(29,703)

Total Industrials	89,837	1,921,445		1,865,012	(56,433)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Materials — 0.7%
Construction Materials — 0.7%
LafargeHolcim Ltd. (Registered) (Switzerland)	29,522	1,735,453	1,763,976	28,523
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Iliad SA (France)	4,099	1,030,384	1,016,857	(13,527)

Total Long Positions of Total Return Basket Swap	778,154	13,645,163	13,521,851	(123,312)

Short Positions
Common Stocks
Consumer Discretionary — 1.8%
Media — 0.1%
WPP plc (United Kingdom)	17,690	371,481	360,766	10,715
Multiline Retail — 0.4%
Marks & Spencer Group plc (United Kingdom)	244,475	1,068,921	1,039,047	29,874
Specialty Retail — 0.3%
Industria de Diseno Textil SA (Spain)	15,342	620,311	608,991	11,320
JD Sports Fashion plc (United Kingdom)	31,540	149,502	149,086	416

	46,882	769,813	758,077	11,736

Textiles, Apparel & Luxury Goods — 1.0%
adidas AG (Germany)	2,886	614,340	659,146	(44,806)
Kering (France)	1,152	424,423	402,648	21,775
LVMH Moet Hennessy Louis Vuitton SE (France)	5,937	1,561,575	1,491,307	70,268

	9,975	2,600,338	2,553,101	47,237

Total Consumer Discretionary	319,022	4,810,553	4,710,991	99,562

Consumer Staples — 0.4%
Food & Staples Retailing — 0.2%
Koninklijke Ahold Delhaize NV (Netherlands)	20,228	419,716	413,744	5,972
Personal Products — 0.2%
Unilever NV (United Kingdom)	10,844	640,379	631,963	8,416

Total Consumer Staples	31,072	1,060,095	1,045,707	14,388

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy)	18,660	290,519	295,446	(4,927)
Health Care — 0.1%
Pharmaceuticals — 0.1%
GlaxoSmithKline plc (United Kingdom)	11,165	239,249	222,261	16,988
Roche Holding AG (Switzerland)	530	134,486	134,180	306

Total Health Care	11,695	373,735	356,441	17,294

Industrials — 0.3%
Airlines — 0.1%
Deutsche Lufthansa AG (Registered) (Germany)	13,652	307,898	293,177	14,721
Trading Companies & Distributors — 0.2%
Bunzl plc (United Kingdom)	12,895	386,572	389,347	(2,775)

Total Industrials	26,547	694,470	682,524	11,946

Materials — 0.2%
Chemicals — 0.2%
Givaudan SA (Registered) (Switzerland)	195	383,304	387,974	(4,670)
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Registered) (Germany)	21,622	402,692	395,007	7,685
Orange SA (France)	21,109	359,208	355,198	4,010

Total Telecommunication Services	42,731	761,900	750,205	11,695

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Electricite de France SA (France)	10,952	114,284	111,170	3,114

Total Short Positions of Total Return Basket Swap	460,874	8,488,860	8,340,458	148,402

Total of Long and Short Positions of Total Return Basket Swap	317,280	5,156,303	5,181,393	25,090

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Cash and Other Receivables/(Payables) (4)				157,746

Financing Costs				(1,682)

Net Dividends Receivable/(Payable)				11,253

Outstanding Swap contract, at value				192,407

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Staples — 0.1%
Food Products — 0.1%
JBS SA (Brazil)	50,011	146,571	122,848	(23,723)
Industrials — 0.1%
Construction & Engineering — 0.0% (g)
Taisei Corp. (Japan)	10,814	73,919	103,512	29,593
Machinery — 0.1%
Komatsu Ltd. (Japan)	4,185	89,512	112,232	22,720
Mitsubishi Heavy Industries Ltd. (Japan)	24,130	98,649	95,937	(2,712)

	28,315	188,161	208,169	20,008

Total Industrials	39,129	262,080	311,681	49,601

Information Technology — 0.0% (g)
Electronic Equipment, Instruments & Components — 0.0% (g)
Hitachi Ltd. (Japan)	17,832	91,149	122,681	31,532

Total Long Positions of Total Return Basket Swap	106,972	499,800	557,210	57,410

Cash and Other Receivables/(Payables) (4)				6,176

Financing Costs				(1,363)

Net Dividends Receivable/(Payable)				—

Outstanding Swap contract, at value				62,223

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stock
Information Technology — 0.3%
IT Services — 0.3%
Wirecard AG (Germany)	11,231	866,287	859,493	(6,794)

Short Positions
Common Stocks
Consumer Discretionary — 0.6%
Media — 0.5%
Omnicom Group, Inc.	13,654	1,116,978	1,075,116	41,862
SES SA (Luxembourg)	8,464	202,114	199,109	3,005

	22,118	1,319,092	1,274,225	44,867

Textiles, Apparel & Luxury Goods — 0.1%
Pandora A/S (Denmark)	1,750	184,145	201,405	(17,260)

Total Consumer Discretionary	23,868	1,503,237	1,475,630	27,607

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Koninklijke Ahold Delhaize NV (Netherlands)	17,850	366,635	365,105	1,530
Industrials — 0.8%
Commercial Services & Supplies — 0.3%
KAR Auction Services, Inc.	17,051	693,464	716,824	(23,360)
Electrical Equipment — 0.1%
Sensata Technologies Holding NV (a)	5,778	260,010	260,703	(693)
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	6,300	1,076,428	1,050,462	25,966

Total Industrials	29,129	2,029,902	2,027,989	1,913

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Information Technology — 1.9%
Communications Equipment — 0.2%
ARRIS International plc (a)	11,200	308,784	313,152	(4,368)
CommScope Holding Co., Inc. (a)	9,450	328,958	347,571	(18,613)

	20,650	637,742	660,723	(22,981)

Electronic Equipment, Instruments & Components — 0.1%
Knowles Corp. (a)	12,573	205,704	190,481	15,223
Internet Software & Services — 1.1%
Angie’s List, Inc. (a)	49,100	621,774	588,218	33,556
Cloudera, Inc. (a)	16,472	297,199	284,142	13,057
Coupa Software, Inc. (a)	13,590	415,055	417,621	(2,566)
Facebook, Inc., Class A (a)	3,700	629,824	626,225	3,599
Match Group, Inc. (a)	18,290	326,784	333,792	(7,008)
MuleSoft, Inc. (a)	12,900	290,748	280,446	10,302
Shopify, Inc. (Canada) (a)	3,900	358,993	360,243	(1,250)

	117,952	2,940,377	2,890,687	49,690

Semiconductors & Semiconductor Equipment — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12,000	430,920	431,520	(600)
Software — 0.2%
Ultimate Software Group, Inc. (The) (a)	2,761	595,023	623,185	(28,162)
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA (Registered) (Switzerland)	4,200	153,495	151,368	2,127

Total Information Technology	170,136	4,963,261	4,947,964	15,297

Exchange Traded Funds
International Equity — 0.3%
PowerShares QQQ Trust	4,650	661,184	666,020	(4,836)
U.S. Equity — 0.2%
iShares Russell 2000 Fund	4,400	625,064	622,644	2,420

Total Exchange Traded Fund	9,050	1,286,248	1,288,664	(2,416)

Total Short Positions of Total Return Basket Swap	250,033	10,149,283	10,105,352	43,931

Total of Long and Short Positions of Total Return Basket Swap	238,802	9,282,996	9,245,859	37,137

Cash and Other Receivables/(Payables) (4)				6,480

Financing Costs				883

Net Dividends Receivable/(Payable)				—

Outstanding Swap contract, at value				44,500

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.2%
Tatts Group Ltd. (Australia)	136,535	436,912	436,936	24
Media — 0.1%
Tribune Media Co., Class A	8,293	349,550	349,550	—

Total Consumer Discretionary	144,828	786,462	786,486	24

Consumer Staples — 0.4%
Food & Staples Retailing — 0.4%
Booker Group plc (United Kingdom)	383,155	973,154	973,154	—
Household Products — 0.0% (g)
Essity AB (Sweden), Class B (a)	5,775	167,446	167,446	—
Svenska Cellulosa AB SCA (Sweden), Class B	5,776	47,825	47,825	—

	11,551	215,271	215,271	—

Total Consumer Staples	394,706	1,188,425	1,188,425	—

Health Care — 0.4%
Health Care Equipment & Supplies — 0.1%
CR Bard, Inc.	406	130,164	130,164	—

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Health Care Providers & Services — 0.3%
Celesio AG (Germany)	28,244	896,064	891,049	(5,015)

Total Health Care	28,650	1,026,228	1,021,213	(5,015)

Industrials — 0.4%
Construction & Engineering — 0.2%
Bouygues SA (France)	9,531	408,945	408,633	(312)
Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	26,873	530,947	529,862	(1,085)

Total Industrials	36,404	939,892	938,495	(1,397)

Information Technology — 0.1%
Software — 0.1%
Micro Focus International plc (United Kingdom)	7,057	207,915	207,817	(98)
Materials — 0.3%
Chemicals — 0.2%
Akzo Nobel NV (Netherlands)	6,145	555,913	556,332	419
Metals & Mining — 0.1%
thyssenkrupp AG (Germany)	12,052	357,892	357,962	70

Total Materials	18,197	913,805	914,294	489

Real Estate — 0.4%
Real Estate Management & Development — 0.4%
Global Logistic Properties Ltd. (Singapore)	413,032	1,008,845	1,008,059	(786)
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.2%
Level 3 Communications, Inc. (a)	2,109	123,756	123,756	—
Vivendi SA (France)	13,587	314,769	314,048	(721)

	15,696	438,525	437,804	(721)

Wireless Telecommunication Services — 0.2%
Vodafone Group plc (United Kingdom)	189,339	554,587	555,020	433

Total Telecommunication Services	205,035	993,112	992,824	(288)

Utilities — 0.5%
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA (Spain)	35,625	284,836	284,709	(127)
Multi-Utilities — 0.4%
E.ON SE (Germany)	112,091	1,109,714	1,108,888	(826)

Total Utilities	147,716	1,394,550	1,393,597	(953)

Total Long Positions of Total Return Basket Swap	1,395,625	8,459,234	8,451,210	(8,024)

Short Positions
Common Stocks
Consumer Discretionary — 0.0% (g)
Hotels, Restaurants & Leisure — 0.0% (g)
Tabcorp Holdings Ltd. (Australia)	16,190	54,139	54,098	41
Media — 0.0% (g)
Sinclair Broadcast Group, Inc., Class A	1,905	68,675	68,675	—

Total Consumer Discretionary	18,095	122,814	122,773	41

Consumer Staples — 0.3%
Food & Staples Retailing — 0.3%
Tesco plc (United Kingdom) (a)	330,266	759,082	759,121	(39)
Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Becton Dickinson and Co.	206	41,488	41,488	—
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.	3,013	70,113	70,113	—
Proximus SADP (Belgium)	2,905	102,119	102,153	(34)

Total Telecommunication Services	5,918	172,232	172,266	(34)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Exchange Traded Fund
U.S. Equity — 0.0% (g)
Utilities Select Sector SPDR Fund	1,948	103,673	103,673	—

Total Short Positions of Total Return Basket Swap	356,433	1,199,289	1,199,321	(32)

Total of Long and Short Positions of Total Return Basket Swap	1,039,192	7,259,945	7,251,889	(8,056)

Outstanding Swap contract, at value				(8,056)

(1)	—	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	—	Current value represents market value as of July 31, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	—	Value represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(4)	—	Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	—	Non-income producing security.
CVR	—	Contingent Value Rights
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,995,851	$3,523,353	$—	$22,519,204
Consumer Staples	4,129,043	1,803,266	—	5,932,309
Energy	2,022,897	—	—	2,022,897
Financials	6,042,194	1,537,523	—	7,579,717
Health Care	4,619,693	955,246	—	5,574,939
Industrials	9,838,782	2,161,393	—	12,000,175
Information Technology	36,878,168	—	—	36,878,168
Materials	12,204,372	1,810,685	—	14,015,057
Real Estate	1,130,380	288,097	—	1,418,477
Telecommunication Services	292,323	1,981,714	—	2,274,037
Utilities	108,494	—	—	108,494

Total Common Stocks	96,262,197	14,061,277	—	110,323,474

Convertible Preferred Stocks
Energy	409,234	—	—	409,234
Financials	778,883	—	—	778,883
Health Care	1,450,366	—	—	1,450,366
Industrials	1,002,171	—	—	1,002,171
Information Technology	652,070	349,659	—	1,001,729
Materials	466,303	—	—	466,303
Utilities	427,689	—	—	427,689

Total Convertible Preferred Stocks	5,186,716	349,659	—	5,536,375

Exchange-Traded Funds	1,888,777	—	—	1,888,777
Special Purpose Acquisition Companies	2,121,893	—	—	2,121,893
Debt Securities
Asset-Backed Securities	—	4,063,714	13,518,047	17,581,761
Closed End Funds	863,381	—	—	863,381
Collateralized Mortgage Obligations	—	9,192,733	—	9,192,733
Commercial Mortgage-Backed Securities	—	1,995,612	1,798,885	3,794,497
Convertible Bonds
Consumer Discretionary	—	4,841,129	—	4,841,129
Energy	—	902,867	—	902,867
Financials	—	147,538	—	147,538
Health Care	—	943,854	—	943,854
Industrials	—	561,600	—	561,600
Information Technology	—	2,159,960	—	2,159,960
Real Estate	—	674,515	—	674,515
Telecommunication Services	—	1,139,408	—	1,139,408

Total Convertible Bonds	—	11,370,871	—	11,370,871

Corporate Bonds
Consumer Discretionary	—	1,983,792	—	1,983,792
Consumer Staples	—	774,257	—	774,257
Energy	—	1,337,385	—	1,337,385
Financials	—	142,227	—	142,227
Health Care	—	978,419	—	978,419
Industrials	—	951,731	—	951,731
Information Technology	—	571,590	—	571,590
Materials	—	1,017,368	—	1,017,368
Telecommunication Services	—	1,859,499	—	1,859,499
Utilities	—	2,253,920	—	2,253,920

Total Corporate Bonds	—	11,870,188	—	11,870,188

Foreign Government Security	—	112,846	—	112,846
Loan Assignments
Consumer Discretionary	—	758,529	—	758,529
Energy	—	69,420	—	69,420
Information Technology	—	342,308	—	342,308
Materials	—	10,843	—	10,843
Telecommunication Services	—	231,000	—	231,000

Total Loan Assignments	—	1,412,100	—	1,412,100

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
Consumer Discretionary	$473,492	$—	$—	$473,492
Consumer Staples	103,030	—	—	103,030
Financials	1,893,372	1,538,160	—	3,431,532
Health Care	20,804	—	—	20,804
Information Technology	4,546	—	—	4,546
Materials	138,557	973,636	—	1,112,193

Total Warrants	2,633,801	2,511,796	—	5,145,597

Options Purchased
Call Option Purchased	1,665,831	129,174	—	1,795,005
Put Option Purchased	1,198,326	73,754	—	1,272,080

Total Options Purchased	2,864,157	202,928	—	3,067,085

Short-Term Investment
Investment Company	18,495,839	—	—	18,495,839

Total Investments in Securities	$130,316,761	$57,143,724	$15,316,932	$202,777,417

Liabilities
Common Stocks
Consumer Discretionary	(7,128,344)	(167,433)	—	(7,295,777)
Consumer Staples	(2,699,689)	—	—	(2,699,689)
Energy	(1,655,669)	—	—	(1,655,669)
Financials	(7,094,794)	(235,924)	—	(7,330,718)
Health Care	(2,165,702)	—	—	(2,165,702)
Industrials	(3,248,321)	—	—	(3,248,321)
Information Technology	(11,999,659)	—	—	(11,999,659)
Materials	(1,905,531)	—	—	(1,905,531)
Real Estate	(1,313,375)	—	—	(1,313,375)
Telecommunication Services	(690,521)	(645,319)	—	(1,335,840)
Utilities	(1,189,278)	—	—	(1,189,278)

Total Common Stocks	(41,090,883)	(1,048,676)	—	(42,139,559)

Exchange Traded Funds	(30,274,690)	—	—	(30,274,690)
Debt Securities
Corporate Bonds
Energy	—	(260,333)	—	(260,333)
Utilities	—	(284,000)	—	(284,000)

Total Corporate Bonds	—	(544,333)	—	(544,333)

Total Liabilities for Securities Sold Short	$(71,365,573)	$(1,593,009)	$—	$(72,958,582)

Appreciation in Other Financial Instruments
Futures Contracts	$205,963	$324,532	$—	$530,495
Forward Foreign Currency Exchange Contracts	—	767,848	—	767,848
Swaps	—	968,204	—	968,204

Total Appreciation in Other Financial Instruments	$205,963	$2,060,584	$—	$2,266,547

Depreciation in Other Financial Instruments
Futures Contracts	$(408,179)	$(85,148)	$—	$(493,327)
Forward Foreign Currency Exchange Contracts	—	(1,028,055)	—	(1,028,055)
Options Written
Call Options Written	(829,628)	(1,890)	—	(831,518)
Put Options Written	(503,068)	(12,716)	—	(515,784)

Total Options Written	(1,332,696)	(14,606)	—	(1,347,302)

Swaps	—	(371,937)	—	(371,937)

Total Depreciation in Other Financial Instruments	$(1,740,875)	$(1,499,746)	$—	$(3,240,621)

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $1,737,355 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

There were no significant transfers among any other levels during the period ended July 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017
Investments in Securities
Asset-Backed Securities	$9,293,799	$31,699	$231,215	$40,175	$5,992,417	$(3,275,024)	$1,203,766	$—	$13,518,047
Commercial Mortgage-Backed Securities	2,851,129	—	10,088	4,030	864,257	(1,930,619)	—	—	1,798,885

Total	$12,144,928	$31,699	$241,303	$44,205	$6,856,674	$(5,205,643)	$1,203,766	$—	$15,316,932

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to $291,207.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$12,114,386	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (16.87%)
			Constant Default Rate	0.00% - 7.10% (1.35%)
			Yield (Discount Rate of Cash Flows)	2.77% - 4.52% (3.47%)
			Discount Margin	2.88% - 15.00% (5.11%)
Asset-Backed Securities	12,114,386
	1,798,885	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.21% - 6.65% (5.93%)
Commercial Mortgage Backed Securities	1,798,885
Total	$13,913,271

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2017, the value of these investments was $1,403,661. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default, index and total return swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Portfolio used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 28, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 28, 2017